Provision for decommissioning costs	12 Months Ended
Dec. 31, 2023
Provision For Decommissioning Costs
Provision for decommissioning costs

20.	Provision for decommissioning costs

The following table details the amount of the provision for decommissioning costs by producing area:

	12.31.2023	12.31.2022
Onshore	447	418
Shallow waters	6,253	4,399
Deep and ultra-deep post-salt	10,872	9,988
Pre-salt	5,630	3,795
Total	23,202	18,600

Changes in the provision for decommissioning costs are presented as follows:

Non-current liabilities	2023	2022
Opening balance	18,600	15,619
Adjustment to provision	3,821	3,484
Transfers related to liabilities held for sale (1)	(339)	(1,258)
Use of provisions	(1,227)	(854)
Interest accrued	837	476
Others	(8)	(5)
Translation adjustment	1,519	1,138
Closing balance	23,203	18,600
Current	2,032	−
Non-current	21,171	18,600

Decommissioning projects in Brazil are relatively recent and present specifications that can turn them complex and challenging to comply with the requirements of the ANP, the Brazilian Navy, and the Brazilian Institute of Environment and Renewable Natural Resources (IBAMA). The better understanding of the regulatory environment, together with recent decommissioning practices adopted, have allowed the Company to align its Strategic Plan with this new reality, including the adoption of advanced Environmental Social and Governance (ESG) practices, such as the implementation of a green model for the disposal of its own floating platforms used in the decommissioning of platform P-32.

The Company is approaching the moment when it will have to decommission various systems where oil and gas production has become unfeasible or assets have ended their useful life, as seen in the Marlim field revitalization project, which has led to the closure of several platforms in recent years. In 2023, several Facility Decommissioning Programs (PDI) related to this field were approved, with the majority concentrated in December. With the approved PDIs, the Company commits to executing the activities outlined in the programs. While there is no firm commitment regarding the execution timeline, it allows the Company to estimate with reasonable certainty the short-term portion of the provision for decommissioning costs, which is disclosed in the current liabilities.

Even small variations in the discount rate can result in significant changes in the recognized value. The following table contains information about sensitivities in this key assumption:

Sensitivity to the discount rate (1)	Effects on provision for decommissioning costs	Effects on carrying amounts of assets	Effects on other income and expenses
Increase of 0.5 percentage points	(1,462)	(1,331)	(130)
Decrease of 0.5 percentage points	1,615	1,486	130
(1) It includes liabilities held for sale.

The transfer to liabilities held for sale refers to the register and revision of the provision associated with E&P assets in the divestment process and classified as assets held for sale. In 2023, it includes the provision established for the Uruguá group of fields (US$ 381) in Rio de Janeiro and the reduction of the provision related to the Pescada group of fields (US$ 41) in Rio Grande do Norte. In 2022, it refers to: the Potiguar groups of fields (US$ 551), in Rio Grande do Norte state; the Albacora Leste Field (US$ 490), in Rio de Janeiro; Golfinho and Camarupim (US$ 175) and Norte Capixaba (US$ 44) group of fields, in the state of Espírito Santo, as set out in note 31.

The due date estimates for the obligations are presented below:

Maturity	2024	2025	2026	2027	2028	2029 onwards	12.31.2023
Provision for decommissioning costs	2,032	2,095	2,031	2,283	1,952	12,810	23,203

Accounting policy for decommissioning costs

The initial recognition of legal obligations to remove equipment and restore land or sea areas at the end of operations occurs after the declaration of commercial feasibility of an oil and gas field. The calculations of the cost estimates for future environmental removals and recoveries are complex and involve significant uncertainties (as set out in note 4.6).

The estimates of decommissioning costs are reviewed annually based on current information on expected costs and recovery plans. When the revision of the estimates results in an increase in the provision for decommissioning costs, there is a corresponding increase in assets. Otherwise, if a decrease in the liability exceeds the carrying amount of the asset, the excess shall be recognized immediately in profit or loss, within other income and expenses.